Note 16 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Federal and state net operating loss carryovers	$ 9,391,254	$ 8,681,830
Stock compensation	2,578,060	862,079
Stock-based debt discounts	440,963	925,839
Goodwill and intangibles	1,106,693	5,197,470
Reorganization costs	28,135	0
Allowance for bad debts	132
Total deferred tax assets	13,545,237	15,667,218
Property and equipment	(561,128)	(149,777)
Total deferred liabilities	(561,128)	(149,777)
Net deferred tax assets (liabilities)	12,984,109	15,517,441
Less: valuation allowance	(12,984,109)	(15,517,441)
Deferred tax assets (liabilities)	$ 0	$ 0